Related party transactions - Summary of Balances with Related Parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Edigene beijing Inc [Member]
Related party transactions
Trade receivables	¥ 110	¥ 597
Hangzhou ImmuQuad Biotechnologies, LLC
Related party transactions
Trade payables		¥ 3